UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-CSR CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07177

Name of Fund: BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap Value
Opportunities Series, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Mid
Cap Value Opportunities Fund of BlackRock Mid Cap Value Opportunities Series, Inc., 800
Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ,
08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 01/31/2008

Date of reporting period: 02/01/2007 – 01/31/2008

Item 1 – Report to Stockholders

EQUITIES FIXED INCOME REAL ESTATE LIQUIDITY ALTERNATIVES BLACKROCK SOLUTIONS

BlackRock Mid Cap Value Opportunities Fund OF BLACKROCK MID CAP VALUE OPPORTUNITIES SERIES, INC.

ANNUAL REPORT | JANUARY 31, 2008

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

2 BLACKROCK MID CAP VALUE OPPORTUNITIES FUND

JANUARY 31, 2008

A Letter to Shareholders

Dear Shareholder

Financial markets weathered intense bouts of volatility in 2007, only to enter the new year with no relief. While most major market indexes managed to post positive returns in 2007, January proved to be a trying month as fears of an economic recession swelled.

The Federal Reserve Board (the “Fed”), after cutting interest rates 100 basis points (1%) between September 2007 and 2007 year-end, more than matched those cuts in January alone. The Fed, responding to a slowing economy and continued fallout from the subprime mortgage crisis, cut interest rates 75 basis points in a rare unscheduled session on January 22, and quickly followed with another 50-basis-point cut at its regular meeting on January 30. This brought the target short-term interest rate to 3% as of the conclusion of this reporting period. In a statement accompanying its action, the central bank cited “a deepening housing contraction” and “considerable stress in the credit markets.”

To be sure, subprime mortgage woes dominated headlines for much of 2007, spawning a widespread liquidity and credit crisis with ramifications across global markets. The reverberations continue to be felt as stocks grapple with recession fears, heightened volatility and weakening earnings growth. Small-cap and value-oriented stocks suffered most in 2007, while large-cap and growth-oriented stocks fared better. International markets, which outperformed the U.S. in 2007, generally experienced greater declines in January as investors grew increasingly risk averse.

The reaction has been similar in fixed income markets, with fears related to the economic slowdown, housing collapse and subprime fallout prompting a flight to quality. Investors have largely shunned bonds associated with the housing and credit markets in favor of higher-quality government issues. The yield on 10-year Treasury issues, which touched

5.30% in June 2007 (its highest level in five years), fell to 4.04% by year-end and to 3.67% by the end of January,

while prices correspondingly rose. The tax-exempt bond market set a new-issuance record in 2007, but has struggled with additional concerns around the creditworthiness of bond insurers.

Against this volatile backdrop, the major benchmark indexes posted mixed results for the current reporting period:

Total Returns as of January 31, 2008	6-month	12-month

U.S. equities (S&P 500 Index)	–4.32%	– 2.31%

Small cap U.S. equities (Russell 2000 Index)	–7.51	– 9.79

International equities (MSCI Europe, Australasia, Far East Index)	–7.52	+0.22

Fixed income (Lehman Brothers U.S. Aggregate Bond Index)	+6.82	+8.81

Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)	+3.71	+4.93

High yield bonds (Lehman Brothers U.S. Corporate High Yield 2% Issuer Capped Index)	+1.34	– 0.44

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

As you navigate the current uncertainties, we encourage you to review your investment goals with your financial professional and to make portfolio changes, as needed. For more up-to-date commentary on the economy and financial markets, we invite you to visit www.blackrock.com/funds. As always, we thank you for entrusting BlackRock with your investment assets, and we look forward to continuing to serve you in the months and years ahead.

THIS PAGE NOT PART OF YOUR FUND REPORT

3

Fund Summary Portfolio Management Commentary

How did the Fund perform?
• The Fund underperformed its benchmark in a challenging 12-month period for equity markets, particularly for value-oriented investors.

What factors influenced performance?
• The Fund’s fiscal year was marked by increased market volatility stem-
ming from a U.S. economic slowdown, a mortgage market crisis and tightening credit market conditions. Against this backdrop, investors sought the relative safety of large cap stocks, and small cap issues lagged. The growth style of investing outperformed value across the mar-
ket-capitalization spectrum.

• Despite solid performance from our biotechnology holdings, stock selec-
tion in healthcare detracted from Fund results relative to the benchmark.
Specialty pharmaceutical stocks, Medicis Pharmaceutical Corp. and
King Pharmaceuticals, Inc., detracted from performance, as did holdings in healthcare equipment & supply manufacturers.

• On the positive side, specific stock selection in information technology
(IT), consumer staples, telecommunication services and utilities con-
tributed favorably to performance. Software company VMware, Inc. was a key contributor, as was BEA Systems, Inc., which rose sharply on news of a takeover from Oracle Corp. In IT services, Global Payments Inc. was a standout performer. Within consumer staples, Alberto-Culver Co. and
Smithfield Foods both added value, and in telecommunication services,
Canadian company BCE Inc. was the most notable individual contributor.
Utilities names that performed particularly well included Puget Energy,
Inc. and Questar Corp.

• An overweighted position in the surging energy sector benefited fund performance relative to the benchmark, but was offset by stock selec-
tion. Similarly, underweighted investments in the consumer discretionary sector benefited relative performance, while a value bias in specific fund holdings caused performance to lag the benchmark index. Specific detractors included investments in apparel manufacturer Jones Apparel
Group Inc. and recreational equipment provider Brunswick Corp.

Describe recent portfolio activity.
• During the fiscal year, we increased exposure to utilities by adding to our existing position in OGE Energy Corp. and establishing new positions in Wisconsin Energy Corp. and Alliant Energy Corp. We also increased exposure to healthcare holdings, particularly within the pharmaceuticals and biotechnology subsectors. New positions included PDL BioPharma
Inc. and ImClone Systems, Inc.

• We reduced the Fund’s weightings in IT and industrials.We sold BEA
Systems after the takeover announcement from Oracle, and we liquidat-
ed positions in BISYS Group Inc. and Computer Sciences Corp. In indus-
trials, we sold construction and engineering firm Chicago Bridge & Iron
Co. and trimmed exposure to the machinery, aerospace & defense and road & rail subsectors.

Describe Fund positioning at period-end.
• Relative to its benchmark, the Fund ended the period overweight in IT, energy and healthcare and underweight in consumer discretionary and industrials. The Fund’s largest absolute weightings were in financials, IT, healthcare, industrials and energy.

Expense Example

		Actual			Hypothetical**

	Beginning	Ending		Beginning	Ending
	Account Value	Account Value	Expenses Paid	Account Value	Account Value	Expenses Paid
	August 1, 2007	Janauary 31, 2008	During the Period*	August 1, 2007	January 31, 2008	During the Period*

Institutional	$1,000	$936.50	$ 4.59	$1,000	$1,020.46	$ 4.79
Investor A	$1,000	$934.70	$ 6.19	$1,000	$1,018.80	$ 6.46
Investor B	$1,000	$931.30	$10.03	$1,000	$1,014.82	$10.46
Investor C	$1,000	$930.00	$10.80	$1,000	$1,014.01	$11.27
Class R	$1,000	$932.80	$ 8.33	$1,000	$1,016.58	$ 8.69

*	For each class of the Fund, expenses are equal to the annualized expense ratio for the class (.94% for Institutional, 1.27% for Investor A, 2.06% for Investor B, 2.22% for Investor C and 1.71% for Class R), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

**	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365. See “Disclosure of Expenses” on page 6 for further information on how expenses were calculated.

4 BLACKROCK MID CAP VALUE OPPORTUNITIES FUND

JANUARY 31, 2008

* Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees.

† The Fund invests in common stocks of mid cap companies.

† † This unmanaged Index is a market value-weighted index that consists of 400 domestic stocks and measures the performance of the mid-size company segment of the U. S. market.

Performance Summary for the Period Ended January 31, 2008

				Average Annual Total Returns*

		1 Year		5 Years			10 Years

	6-Month	w/o sales	w/sales	w/o sales	w/sales	w/o sales	w/sales
	Total Returns	charge	charge	charge	charge	charge	charge

Institutional	–6.35%	–5.36%	—	+15.50%	—	+ 9.64%	—
Investor A	–6.53	–5.64	–10.60%	+15.19	+13.95%	+ 9.36	+8.77%
Investor B	–6.87	–6.38	– 9.89	+14.31	+14.07	+ 8.65	+8.65
Investor C	–7.00	–6.50	– 7.27	+14.25	+14.25	+ 8.44	+8.44
Class R	–6.72	–6.02	—	+14.98	—	+ 9.12	—
S&P MidCap 400 Index	–5.44	–2.23	—	+15.41	—	+10.70	—

*	Assuming maximum sales charges. See “About Fund Performance” on page 6 for a detailed description of share classes, including any related sales charges and fees. Past performance is not indicative of future results.

BLACKROCK MID CAP VALUE OPPORTUNITIES FUND

JANUARY 31, 2008

5

About Fund Performance

• Institutional Shares are not subject to any sales charge. Institutional
Shares bear no ongoing distribution or service fees and are available only to eligible investors.

• Investor A Shares incur a maximum initial sales charge (front-end load)
of 5.25% and a service fee of 0.25% per year (but no distribution fee).

• Investor B Shares are subject to a maximum contingent deferred sales charge of 4.50% declining to 0% after six years. In addition, Investor B
Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A
Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.) All returns for periods greater than eight years reflect this conversion.

• Investor C Shares are subject to a distribution fee of 0.75% and a service fee of 0.25% per year. In addition, Investor C Shares are subject to a 1%
contingent deferred sales charge if redeemed within one year of purchase.

• Class R Shares do not incur a maximum initial sales charge (front-end load) or deferred sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. Class R
Shares are available only to certain retirement plans. Prior to inception,
Class R Share performance results are those of Institutional Shares
(which have no distribution or service fees) restated to reflect Class R
Share fees.

Performance information reflects past performance and does not guar-
antee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance tables on page 5 assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including advisory fees, distri-
bution fees including 12b-1 fees, and other Fund expenses. The expense example on page 4 (which is based on a hypothetical investment of
$1,000 invested on August 1, 2007 and held through January 31, 2008)
is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this
Fund and other funds, compare the 5% hypothetical example with the 5%
hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the table are intended to highlight shareholders’
ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypotheti-
cal table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

6 BLACKROCK MID CAP VALUE OPPORTUNITIES FUND

JANUARY 31, 2008

Portfolio Information

As of January 31, 2008

	Percent of		Percent of
Ten Largest Equity Holdings	Net Assets	Five Largest Industries	Net Assets

OGE Energy Corp.	2.8%	Multi-Utilities	7.8%
Wisconsin Energy Corp.	2.5	Oil, Gas & Consumable Fuels	7.6
Alliant Energy Corp.	2.5	Pharmaceuticals	5.3
Convergys Corp.	2.4	Insurance	5.1
Cabot Oil & Gas Corp. Class A	2.3	Software	5.0
Medicis Pharmaceutical Corp. Class A	2.3
Plains Exploration & Production Co.	2.3		Percent of
TIBCO Software, Inc.	2.3		Long-Term
Newfield Exploration Co.	2.3	Sector Representation	Investments
Alberto-Culver Co.	2.2
		Financials	18.0%
		Information Technology	17.1
		Health Care	14.6
		Industrials	12.6
		Energy	12.0
		Consumer Discretionary	8.4
		Utilities	8.1
		Materials	6.9
		Consumer Staples	2.3

		For Fund compliance purposes, the Fund’s industry and sector classifications
		refer to any one or more of the industry and sector sub-classifications used by
		one or more widely recognized market indexes or ratings group indexes, and/or
		as defined by Fund management. This definition may not apply for purposes
		of this report which may combine industry and sector sub-classifications for
		reporting ease.

BLACKROCK MID CAP VALUE OPPORTUNITIES FUND

JANUARY 31, 2008

7

Schedule of Investments as of January 31, 2008 (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Aerospace & Defense — 3.2%
Curtiss-Wright Corp.	70,700	$ 2,948,190
DRS Technologies, Inc.	65,200	3,499,284
Spirit AeroSystems Holdings, Inc. Class A (b)	206,000	5,689,720

		12,137,194

Airlines — 0.3%
Continental Airlines, Inc. Class B (b)	34,500	938,745

Biotechnology — 3.9%
Amylin Pharmaceuticals, Inc. (a)(b)	66,400	1,968,760
Cephalon, Inc. (b)	52,300	3,432,449
Human Genome Sciences, Inc. (a)(b)	311,400	1,737,612
ImClone Systems, Inc. (b)	70,300	3,055,941
PDL BioPharma, Inc. (b)	288,800	4,311,784

		14,506,546

Capital Markets — 2.3%
Invesco Ltd. (f)	96,700	2,632,174
Investment Technology Group, Inc. (b)	18,900	887,733
TD Ameritrade Holding Corp. (b)	264,500	4,962,020

		8,481,927

Chemicals — 1.8%
Hercules, Inc.	371,800	6,517,654

Commercial Banks — 1.9%
The Colonial BancGroup, Inc. (a)	71,300	1,119,410
Cullen/Frost Bankers, Inc.	112,200	6,108,168

		7,227,578

Commercial Services & Supplies — 3.8%
Allied Waste Industries, Inc. (b)	698,500	6,880,225
Cintas Corp.	216,800	7,115,376

		13,995,601

Communications Equipment — 2.2%
Tellabs, Inc. (b)	1,205,400	8,220,828

Containers & Packaging — 1.7%
Pactiv Corp. (b)	36,800	1,052,848
Smurfit-Stone Container Corp. (b)	536,100	5,087,589

		6,140,437

Electrical Equipment — 1.2%
Hubbell, Inc. Class B	90,500	4,315,040

Electronic Equipment & Instruments — 2.6%
Ingram Micro, Inc. Class A (b)	320,400	5,696,712
Tech Data Corp. (b)	114,300	3,929,634

		9,626,346

Energy Equipment & Services — 4.0%
BJ Services Co. (a)	310,600	6,755,550
Dresser-Rand Group, Inc. (b)	45,300	1,436,010
Rowan Cos., Inc.	198,800	6,767,152

		14,958,712

Health Care Equipment & Supplies — 2.3%
Edwards Lifesciences Corp. (a)(b)	141,500	6,547,205
St. Jude Medical, Inc. (b)	51,900	2,102,469

		8,649,674

Common Stocks	Shares	Value

Health Care Providers & Services — 1.0%
LifePoint Hospitals, Inc. (b)	134,700	$ 3,636,900

Health Care Technology — 0.6%
HLTH Corp. (b)	205,543	2,300,026

Hotels, Restaurants & Leisure — 0.3%
Darden Restaurants, Inc.	34,400	974,208

Household Durables — 1.4%
KB Home	14,600	401,500
Newell Rubbermaid, Inc.	197,400	4,761,288

		5,162,788

IT Services — 2.4%
Convergys Corp. (b)	565,200	8,766,252

Insurance — 5.1%
Conseco, Inc. (b)	463,800	5,584,152
HCC Insurance Holdings, Inc.	292,400	8,146,264
Reinsurance Group of America, Inc.	74,900	4,341,953
RenaissanceRe Holdings Ltd.	16,300	928,937

		19,001,306

Internet Software & Services — 2.0%
CNET Networks, Inc. (b)	926,400	7,309,296

Life Sciences Tools & Services — 1.0%
Affymetrix, Inc. (a)(b)	186,600	3,743,196

Machinery — 1.7%
Dover Corp.	48,800	1,969,568
Timken Co.	149,300	4,513,339

		6,482,907

Media — 2.1%
Harte-Hanks, Inc.	493,800	7,910,676

Metals & Mining — 1.9%
Nucor Corp. (a)	122,700	7,092,060

Multi-Utilities — 7.8%
Alliant Energy Corp.	248,622	9,174,152
OGE Energy Corp.	322,300	10,548,879
Wisconsin Energy Corp.	205,600	9,360,968

		29,083,999

Oil, Gas & Consumable Fuels — 7.6%
Cabot Oil & Gas Corp. Class A	221,000	8,550,490
Newfield Exploration Co. (b)	167,500	8,354,900
Noble Energy, Inc.	38,700	2,808,846
Plains Exploration & Production Co. (b)	174,300	8,477,952

		28,192,188

Paper & Forest Products — 1.4%
Weyerhaeuser Co.	75,400	5,106,088

Personal Products — 2.2%
Alberto-Culver Co.	310,800	8,326,332

Pharmaceuticals — 5.3%
Endo Pharmaceuticals Holdings, Inc. (b)	177,400	4,637,236
King Pharmaceuticals, Inc. (b)	632,400	6,633,876
Medicis Pharmaceutical Corp. Class A (a)	420,600	8,542,386

		19,813,498

8 BLACKROCK MID CAP VALUE OPPORTUNITIES FUND

JANUARY 31, 2008

Schedule of Investments (concluded) (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Real Estate Investment Trusts (REITs) — 4.3%
Alexandria Real Estate Equities, Inc.	22,600	$ 2,219,998
Brandywine Realty Trust (a)	117,600	2,216,760
Cousins Properties, Inc. (a)	30,600	813,960
Dupont Fabros Technology, Inc.	339,500	5,849,585
FelCor Lodging Trust, Inc.	359,800	4,860,898

		15,961,201

Road & Rail — 1.2%
J.B. Hunt Transport Services, Inc. (a)	144,300	4,487,730

Semiconductors & Semiconductor
Equipment — 2.5%
Microchip Technology, Inc. (a)	179,100	5,715,081
Micron Technology, Inc. (b)	486,600	3,420,798

		9,135,879

Software — 5.0%
Cadence Design Systems, Inc. (b)	216,100	2,193,415
Novell, Inc.(a)(b)	290,300	1,846,308
Parametric Technology Corp. (b)	364,300	5,992,735
TIBCO Software, Inc. (b)	1,136,900	8,458,536

		18,490,994

Specialty Retail — 3.5%
American Eagle Outfitters, Inc.	127,700	2,940,931
Foot Locker, Inc. (a)	434,300	5,945,567
The Gap, Inc.	221,300	4,231,256

		13,117,754

Textiles, Apparel & Luxury Goods — 0.9%
Jones Apparel Group, Inc. (a)	195,300	3,281,040

Common Stocks	Shares	Value

Thrifts & Mortgage Finance — 3.8%
People's United Financial, Inc.	485,100	$ 8,193,339
Sovereign Bancorp, Inc. (a)	466,000	5,811,020

		14,004,359

Trading Companies & Distributors — 0.8%
United Rentals, Inc. (b)	160,600	2,930,950

Total Common Stocks (Cost — $389,561,760) — 97.0%		360,027,909

Exchange-Traded Funds

KBW Bank ETF	16,900	786,695
MidCap SPDR Trust Series 1 (a)	37,300	5,437,967

Total Exchange-Traded Funds (Cost — $6,232,552) — 1.7%		6,224,662

	Beneficial
Short-Term Securities	Interest

BlackRock Liquidity Series, LLC Cash Sweep
Series, 4.49% (c)(d)	$ 6,246,057	6,246,057
BlackRock Liquidity Series, LLC Money Market
Series, 4.16% (c)(d)(e)	40,101,550	40,101,550

Total Short-Term Investments (Cost — $46,347,607) — 12.5%		46,347,607

Total Investments (Cost — $442,141,919*) — 111.2%		412,600,178
Liabilities in Excess of Other Assets — (11.2%)		(41,654,305)

Net Assets — 100.0%		$370,945,873

* The cost and unrealized appreciation (depreciation) of investments as of January 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 448,711,830

Gross unrealized appreciation	$ 15,267,312
Gross unrealized depreciation	(51,378,964)

Net unrealized depreciation	$ (36,111,652)

(a)	Security, or a portion of security, is on loan.

(b)	Non-income producing security.

(c) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net	Interest
Affiliate	Activity	Income

BlackRock Liquidity Series, LLC
Cash Sweep Series	$ 2,099,700	$278,463
BlackRock Liquidity Series, LLC
Money Market Series	$(34,365,367)	$154,321

(d) Rate shown is the effective yield as of January 31, 2008. (e) Security purchased with cash proceeds from securities loans. (f) Depositary receipts.

• For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management.

This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industry classifications are unaudited.

See Notes to Financial Statements.

BLACKROCK MID CAP VALUE OPPORTUNITIES FUND

JANUARY 31, 2008

9

Statement of Assets and Liabilities

As of January 31, 2008

Assets

Investments at value — unaffiliated (including securities loaned of $38,385,888) (identified cost — $ 395,794,312)	$ 366,252,571
Investments at value — affiliated (identified cost — $46,347,607)	46,347,607
Investments sold receivable	9,778,575
Capital shares sold receivable	578,544
Dividends receivable	369,429
Securities lending income receivable	22,767
Prepaid expenses	22,863

Total assets	423,372,356

Liabilities

Collateral received at value — securities loaned	40,101,550
Bank overdraft	830,481
Investments purchased payable	7,058,444
Capital shares redeemed payable	3,763,546
Investment advisory fees payable	206,787
Service and distribution fees payable	159,273
Other affiliates	202,785
Accrued expenses	103,617

Total liabilities	52,426,483

Net Assets

Net assets	$ 370,945,873

Net Assets Consist of

Institutional Shares of Capital Stock, $.10 par value, 20,000,000 shares authorized	$ 533,708
Investor A Shares of Capital Stock, $.10 par value, 40,000,000 shares authorized	759,812
Investor B Shares of Capital Stock, $.10 par value, 40,000,000 shares authorized	340,486
Investor C Shares of Capital Stock, $.10 par value, 40,000,000 shares authorized	634,886
Class R Shares of Capital Stock, $.10 par value, 40,000,000 shares authorized	363,475
Paid-in capital in excess of par	401,630,119
Undistributed net investment income	223,173
Accumulated net realized loss	(3,998,045)
Net unrealized depreciation	(29,541,741)

Net Assets	$ 370,945,873

Net Asset Value

Institutional — Based on net assets of $78,987,957 and 5,337,080 shares outstanding	$ 14.80

Investor A — Based on net assets of $110,361,534 and 7,598,122 shares outstanding	$ 14.52

Investor B — Based on net assets of $46,499,114 and 3,404,855 shares outstanding	$ 13.66

Investor C — Based on net assets of $85,547,480 and 6,348,861 shares outstanding	$ 13.47

Class R — Based on net assets of $49,549,788 and 3,634,750 shares outstanding	$ 13.63

See Notes to Financial Statements.

10 BLACKROCK MID CAP VALUE OPPORTUNITIES FUND

JANUARY 31, 2008

Statement of Operations

For the Year Ended January 31, 2008

Investment Income

Dividends (net of $13,168 foreign withholding tax)	$ 5,003,703
Interest from affiliates	278,463
Securities lending	154,321

Total income	5,436,487

Expenses

Investment advisory	2,888,958
Service and distribution fees — Investor C	1,064,085
Service and distribution fees — Investor B	674,223
Transfer agent — Investor C	402,579
Service fees — Investor A	309,865
Transfer agent — Investor A	303,606
Service and distribution fees — Class R	220,673
Transfer agent — Investor B	180,491
Accounting services	168,156
Transfer agent — Institutional	166,633
Transfer agent — Class R	165,345
Registration	85,622
Printing	83,706
Audit and legal	60,031
Custodian	49,059
Directors	23,877
Pricing	1,114
Miscellaneous	35,904

Total expenses	6,883,927

Net investment loss	(1,447,440)

Net Realized & Unrealized Gain (Loss)

Net realized gain on:
Investments	57,919,304
Foreign currency transactions	2,085

57,921,389
Net change in unrealized appreciation/depreciation on investments	(79,473,487)

Total net realized and unrealized loss	(21,552,098)

Net Decrease in Net Assets Resulting from Operations	$ (22,999,538)

See Notes to Financial Statements.

BLACKROCK MID CAP VALUE OPPORTUNITIES FUND

JANUARY 31, 2008

11

Statements of Changes in Net Assets

	For the Year Ended
	January 31,

Increase (Decrease) in Net Assets:	2008	2007

Operations

Net investment loss	$ (1,447,440)	$ (1,246,525)
Net realized gain	57,921,389	66,616,748
Net change in unrealized appreciation/depreciation	(79,473,487)	(25,324,531)

Net increase (decrease) in net assets resulting from operations	(22,999,538)	40,045,692

Distributions to Shareholders

Net realized gains:
Institutional	(16,404,288)	(16,441,539)
Investor A	(21,699,293)	(17,285,826)
Investor B	(10,264,778)	(12,037,808)
Investor C	(17,255,111)	(15,733,221)
Class R	(9,034,045)	(4,311,442)

Decrease in net assets resulting from distributions to shareholders	(74,657,515)	(65,809,836)

Capital Share Transactions

Net increase in net assets derived from capital share transactions	20,597,208	26,982,831

Net Assets

Total increase (decrease) in net assets	(77,059,845)	1,218,687
Beginning of year	448,005,718	446,787,031

End of year	$ 370,945,873	$ 448,005,718

End of year undistributed net investment income	$ 223,173	—

See Notes to Financial Statements.

12 BLACKROCK MID CAP VALUE OPPORTUNITIES FUND

JANUARY 31, 2008

Financial Highlights

		Institutional						Investor A

		For the Year Ended January 31,					For the Year Ended January 31,

	2008	2007	2006	2005	2004	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$ 18.79	$ 19.89	$ 19.58	$ 17.56	$ 12.38	$ 18.49	$ 19.63	$ 19.33	$ 17.39	$ 12.29

Net investment income (loss)[1]	.05	.05	.07	.01	(.01)	—[2]	—[3]	.03	(.04)	(.05)
Net realized and unrealized gain (loss)	(.81)	1.79	4.34	2.14	5.19	(.79)	1.76	4.28	2.11	5.15

Total from investment operations	(.76)	1.84	4.41	2.15	5.18	(.79)	1.76	4.31	2.07	5.10

Less distributions from net realized gains	(3.23)	(2.94)	(4.10)	(.13)	—	(3.18)	(2.90)	(4.01)	(.13)	—

Net asset value, end of year	$ 14.80	$ 18.79	$ 19.89	$ 19.58	$ 17.56	$ 14.52	$ 18.49	$ 19.63	$ 19.33	$ 17.39

Total Investment Return[4]

Based on net asset value	(5.36%)	10.09%	23.90%	12.24%	41.84%	(5.64%)	9.76%	23.66%	11.90%	41.50%

Ratios to Average Net Assets

Expenses	.93%	1.01%	1.01%	1.01%	1.09%	1.24%	1.26%	1.26%	1.26%	1.34%

Net investment income (loss)	.29%	.28%	.34%	.04%	(.09%)	(.02%)	—[5]	.13%	(.20%)	(.34%)

Supplemental Data

Net assets, end of year (in thousands)	$ 78,988	$105,207	$114,921	$126,651	$ 91,845	$110,362	$121,065	$ 98,343	$ 85,184	$ 62,061

Portfolio turnover	148%	99%	110%	82%	86%	148%	99%	110%	82%	86%

[1]	Based on average shares outstanding.

[2]	Amount is less than ($.01) per share.

[3]	Amount is less than $.01 per share.

[4]	Total investment returns exclude the effects of any sales charges.

[5]	Amount is less than .01%.

See Notes to Financial Statements.

BLACKROCK MID CAP VALUE OPPORTUNITIES FUND

JANUARY 31, 2008

13

Financial Highlights (continued)

			Investor B					Investor C

		For the Year Ended January 31,					For the Year Ended January 31,

	2008	2007	2006	2005	2004	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$ 17.54	$ 18.73	$ 18.43	$ 16.72	$ 11.90	$ 17.36	$ 18.61	$ 18.39	$ 16.68	$ 11.88

Net investment loss[1]	(.14)	(.14)	(.13)	(.17)	(.16)	(.16)	(.14)	(.13)	(.18)	(.16)
Net realized and unrealized gain (loss)	(.74)	1.67	4.09	2.01	4.98	(.72)	1.65	4.07	2.02	4.96

Total from investment operations	(.88)	1.53	3.96	1.84	4.82	(.88)	1.51	3.94	1.84	4.80

Less distributions from net realized gains	(3.00)	(2.72)	(3.66)	(.13)	—	(3.01)	(2.76)	(3.72)	(.13)	—

Net asset value, end of year	$ 13.66	$ 17.54	$ 18.73	$ 18.43	$ 16.72	$ 13.47	$ 17.36	$ 18.61	$ 18.39	$ 16.68

Total Investment Return[2]

Based on net asset value	(6.38%)	8.94%	22.69%	11.00%	40.50%	(6.50%)	8.90%	22.65%	11.03%	40.40%

Ratios to Average Net Assets

Expenses	2.04%	2.03%	2.04%	2.05%	2.15%	2.15%	2.04%	2.05%	2.06%	2.16%

Net investment loss	(.83%)	(.75%)	(.67%)	(.99%)	(1.14%)	(.93%)	(.78%)	(.67%)	(1.00%)	(1.15%)

Supplemental Data

Net assets, end of year (in thousands)	$ 46,499	$ 78,174	$112,073	$125,145	$139,610	$ 85,547	$111,084	$103,468	$ 89,771	$ 84,755

Portfolio turnover	148%	99%	110%	82%	86%	148%	99%	110%	82%	86%

[1]	Based on average shares outstanding.

[2]	Total investment returns exclude the effects of sales charges.

See Notes to Financial Statements.

14 BLACKROCK MID CAP VALUE OPPORTUNITIES FUND

JANUARY 31, 2008

Financial Highlights (concluded)

			Class R
					For the Period
		For the Year Ended			February 4,
					2003(1) to
		January 31,			January 31,
	2008	2007	2006	2005	2004
Per Share Operating Performance

Net asset value, beginning of period	$ 17.58	$ 18.81	$ 18.71	$ 16.87	$ 11.81

Net investment loss[2]	(.07)	(.05)	(.02)	(.08)	(.09)
Net realized and unrealized gain (loss)	(.74)	1.69	4.11	2.05	5.15

Total from investment operations	(.81)	1.64	4.09	1.97	5.06

Less distributions from net realized gains	(3.14)	(2.87)	(3.99)	(.13)	—

Net asset value, end of period	$ 13.63	$ 17.58	$ 18.81	$ 18.71	$ 16.87

Total Investment Return

Based on net asset value	(6.02%)	9.55%	23.26%	11.68%	42.85%[3]

Ratios to Average Net Assets

Expenses	1.64%	1.51%	1.51%	1.51%	1.53%[4]

Net investment loss	(.39%)	(.28%)	(.11%)	(.45%)	(.58%)[4]

Supplemental Data

Net assets, end of period (in thousands)	$ 49,550	$ 32,476	$ 17,981	$ 7,356	$ 467

Portfolio turnover	148%	99%	110%	82%	86%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Aggregate total investment return.

[4]	Annualized.

See Notes to Financial Statements.

BLACKROCK MID CAP VALUE OPPORTUNITIES FUND

JANUARY 31, 2008

15

Notes to Financial Statements

1. Significant Accounting Policies:

BlackRock Mid Cap Value Opportunities Fund (the “Fund”), a series of
BlackRock Mid Cap Value Opportunities Series, Inc. (the “Company”)
are registered under the Investment Company Act of 1940, as amended,
(the “1940 Act”), as a diversified, open-end management investment company. The Fund’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates.
Actual results may differ from these estimates. The Fund offers multiple classes of shares. Institutional Shares are sold only to certain eligible investors. Investor A Shares are sold with a front-end sales charge.
Investor B and Investor C Shares may be subject to a contingent deferred sales charge. Class R Shares are sold only to certain retirement plans.
All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A, Investor
B, Investor C and Class R Shares bear certain expenses related to the shareholder servicing of such shares, and Investor B, Investor C and
Class R Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures
(except that Investor B shareholders may vote on material changes to the Investor A distribution plan). Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

The following is a summary of significant accounting policies followed by the Fund:

Valuation of Investments: Equity investments traded on a national securities exchange or on the NASDAQ National Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. Equity investments traded on a national securities exchange for which there were no sales on that day and equity investments traded on other over-the-counter markets for which market quotations are readily available are valued at the mean of the bid and asked prices.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by, under the direction of, or in accordance with, a method approved by the
Fund’s Board of Directors (the “Board”) as reflecting fair value (“Fair
Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or sub-advisor seeks to determine the price that the Fund might reasonably expect to receive from the current sale of that asset in an arm's-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of business on the New York Stock
Exchange (“NYSE”). The values of such securities used in computing the net assets of the Fund are determined as of such times. Foreign curren-
cy exchange rates will be determined as of the close of business on the
NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Fund’s net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Company’s Board of Directors or BlackRock Advisors, LLC (the “Manager”), an indirect, wholly owned subsidiary of BlackRock, Inc., using a pricing service and/or procedures approved by the Company’s Board of Directors.

Foreign Currency Transactions: Foreign currency amounts are translated into United States dollars on the following basis: (i) market value of investment securities, assets and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions. The Fund does not isolate the portion of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end and sold during the period.

The Fund reports foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such compo-
nents are treated as ordinary income for Federal income tax purposes.

Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment compa-
nies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.
Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Effective July 31, 2007, the Fund implemented Financial Accounting
Standards Board (“FASB”) Interpretation No. 48, “Accounting for
Uncertainty in Income Taxes — an interpretation of FASB Statement No.
109” (“FIN 48”). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, includ-
ing investment companies, before being measured and recognized in the

16 BLACKROCK MID CAP VALUE OPPORTUNITIES FUND

JANUARY 31, 2008

Notes to Financial Statements (continued)

financial statements. Management has evaluated the application of FIN
48 to the Fund, and has determined that the adoption of FIN 48 does not have a material impact on the Fund’s financial statements. The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the
Fund’s U.S. federal tax return remains open for the years ended January
31, 2005 through January 31, 2007. The statutes of limitations on the
Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Investment Transactions and Investment Income: Investment transac-
tions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-
dividend date may have passed are subsequently recorded when the
Fund has determined the ex-dividend date. Upon notification from issuers, some of the dividend income received from a real estate invest-
ment trust (“REIT”) may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income is recognized on the accrual basis.

Dividends and Distributions: Dividends and Distributions paid by the
Fund are recorded on the ex-dividend dates.

Bank Overdraft: The Fund recorded a bank overdraft, which resulted from a failed sale trade.

Securities Lending: The Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. govern-
ment as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securi-
ties. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is deliv-
ered to the Fund on the next business day. Where the Fund receives securities as collateral for the loaned securities it collects a fee from the borrower. The Fund typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Fund receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. The Fund may receive a flat fee for its loans. Loans of securi-
ties are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settle-
ment of securities transactions. The Fund may pay reasonable lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Fund could experience delays and costs in gaining access to the collateral. The Fund also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

Recent Accounting Pronouncement: In September 2006, Statement of
Financial Accounting Standards No. 157, “Fair Value Measurements”
(“FAS 157”), was issued and is effective for fiscal years beginning after
November 15, 2007. FAS 157 defines fair value, establishes a frame-
work for measuring fair value and expands disclosures about fair value measurements. The impact on the Fund’s financial statement disclo-
sures, if any, is currently being assessed.

In addition, in February 2007, Statement of Financial Accounting
Standards No. 159, “The Fair Value Option for Financial Assets and
Financial Liabilities” (“FAS 159”), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value.
FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. The impact on the Fund’s financial statement disclosures, if any, is currently being assessed.

Reclassifications: U.S. generally accepted accounting principles require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, during the current year, $1,670,613 has been reclassified between accumulated net realized capital losses and accumulated distributions in excess of net investment income as a result of a permanent difference attributable to a net operating loss and foreign currency transactions. This reclassifi-
cation has no effect on net assets or net asset values per share.

2. Investment Advisory Agreement and Other Transactions
with Affiliates:

The Fund entered into an Investment Advisory Agreement with the
Manager to provide advisory and administration services. The Fund has also entered into separate Distribution Agreements with FAM Distributors,
Inc. (“FAMD”) and BlackRock Distributors, Inc. and its affiliates (“BDI”)
(collectively, the “Distributor”) and has adopted separate Distribution
Plans with respect to its Investor A, Investor B, Investor C and Class R
Shares. FAMD is a wholly owned subsidiary of Merrill Lynch Group, Inc.,

BLACKROCK MID CAP VALUE OPPORTUNITIES FUND

JANUARY 31, 2008

17

Notes to Financial Statements (continued)

and BDI is an affiliate of BlackRock, Inc. Merrill Lynch & Co., Inc.
(“Merrill Lynch”) and The PNC Financial Services Group, Inc. (“PNC”)
are principal owners of BlackRock, Inc.

The Manager is responsible for the management of the Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays the Manager a monthly fee at an annual rate of .65%, of the average daily value of the Fund’s net assets. In addition, the
Manager has entered into a separate sub-advisory agreement with
BlackRock Investment Management, LLC (“BIM”), an affiliate of the
Manager, under which the Manager pays BIM for services it provides a monthly fee that is a percentage of the management fee paid by the
Fund to the Manager. For the year ended January 31, 2008, the Fund reimbursed the Manager $8,217 for certain accounting services, which are included in accounting services in Statement of Operations.

Pursuant to the Distribution Plans adopted by the Company in accor-
dance with Rule 12b-1 under the 1940 Act, the Fund pays the
Distributor ongoing service fees and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

	Service	Distribution
	Fee	Fee

Investor A	.25%	—
Investor B	.25%	.75%
Investor C	.25%	.75%
Class R	.25%	.25%

Pursuant to sub-agreements with each Distributor, broker-dealers, including Merrill Lynch, Pierce, Fenner & Smith Incorporated (“MLPF&S”),
a wholly owned subsidiary of Merrill Lynch, provide shareholder servicing and distribution services to the Fund. The on-going service fee compen-
sates the Distributor and each broker-dealer (including MLPF&S) for pro-
viding shareholder servicing to Investor A, Investor B, Investor C and
Class R shareholders. The ongoing distribution fee compensates each
Distributor and MLPF&S for providing shareholder and distribution-
related services to Investor B, Investor C and Class R shareholders.

For the year ended January 31, 2008, the Distributor earned under-
writing discounts and direct commissions and MLPF&S and BDI earned dealer concessions on sales of the Fund’s Investor A Shares which totaled $24,102.

For the year ended January 31, 2008, affiliates received contingent deferred sales charges of $58,649 and $6,469 relating to transactions in Investor B and Investor C Shares, respectively. Furthermore MLPF&S received contingent deferred sales charges of $403 relating to transac-
tions subject to front-end sales charge waivers in Investor A Shares.

The Manager maintains a call center, which is responsible for providing certain shareholder services to the Fund, such as responding to share-
holder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of
Fund shares. During the year ended January 31, 2008, the following amounts have been accrued by the Fund to reimburse the Manager for costs incurred running the call center, which are a component of the transfer agent fees in the accompanying Statement of Operations.

Call Center
Fees

Institutional	$ 694
Investor A	$3,557
Investor B	$1,936
Investor C	$2,368
Class R	$ 535

The Fund has received an exemptive order from the SEC permitting it to lend portfolio securities to MLPF&S, or its affiliates. As of January 31,
2008, the Fund lent securities with a value of $4,662,034 to its affili-
ates. Pursuant to that order, the Fund has retained BIM as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. BIM may, on behalf of the Fund, invest cash collateral received by the Fund for such loans, among other things, in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates. For the year ended January 31, 2008, BIM received $45,343 in securities lending agent fees.

In addition, MLPF&S received $387,877 in commissions on the execu-
tion of portfolio security transactions for the Fund for the year ended
January 31, 2008.

PFPC Inc., an indirect, wholly owned subsidiary of PNC and an affiliate of the Manager, is the Fund’s transfer agent.

Certain officers and/or directors of the Company are officers and/or directors of BlackRock, Inc. or its affiliates.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the year ended January 31, 2008 were $650,401,984 and
$705,206,509, respectively.

18 BLACKROCK MID CAP VALUE OPPORTUNITIES FUND

JANUARY 31, 2008

Notes to Financial Statements (continued)

4. Capital Share Transactions:
Transactions in capital shares for each class were as follows:
	For the		For the
	Year Ended		Year Ended
	January 31, 2008		January 31, 2007
	Shares	Dollar Amount	Shares	Dollar Amount

Institutional

Shares sold	759,760	$ 13,996,980	1,017,656	$ 19,775,896
Shares issued to shareholders in reinvestment
of distributions	952,586	15,787,671	867,983	15,926,489

Total issued	1,712,346	29,784,651	1,885,639	35,702,385
Shares redeemed	(1,975,610)	(35,480,385)	(2,063,926)	(39,234,724)

Net decrease	(263,264)	$ (5,695,734)	(178,287)	$ (3,532,339)

Investor A

Shares sold and automatic conversion of shares	2,508,506	$ 45,861,040	2,565,590	$ 48,869,192
Shares issued to shareholders in reinvestment
of distributions	1,256,230	20,391,674	864,301	15,628,167

Total issued	3,764,736	66,252,714	3,429,891	64,497,359
Shares redeemed	(2,713,211)	(48,364,071)	(1,894,057)	(35,757,555)

Net increase	1,051,525	$ 17,888,643	1,535,834	$ 28,739,804

Investor B

Shares sold	247,707	$ 4,330,349	410,924	$ 7,482,953
Shares issued to shareholders in reinvestment
of distributions	599,653	9,243,706	629,280	10,790,352

Total issued	847,360	13,574,055	1,040,204	18,273,305
Shares redeemed and automatic conversion of shares	(1,900,057)	(32,227,289)	(2,567,838)	(46,724,129)

Net decrease	(1,052,697)	$(18,653,234)	(1,527,634)	$(28,450,824)

Investor C

Shares sold	1,194,420	$ 20,139,951	1,297,431	$ 23,302,291
Shares issued to shareholders in reinvestment
of distributions	1,059,172	16,067,913	849,262	14,441,263

Total issued	2,253,592	36,207,864	2,146,693	37,743,554
Shares redeemed	(2,301,942)	(38,923,786)	(1,310,320)	(23,587,163)

Net increase (decrease)	(48,350)	$ (2,715,922)	836,373	$ 14,156,391

Class R

Shares sold	2,168,206	$ 37,016,938	1,271,414	$ 22,998,456
Shares issued to shareholders in reinvestment
of distributions	596,521	9,023,516	249,194	4,291,601

Total issued	2,764,727	46,040,454	1,520,608	27,290,057
Shares redeemed	(977,406)	(16,266,999)	(628,987)	(11,220,258)

Net increase	1,787,321	$ 29,773,455	891,621	$ 16,069,799

BLACKROCK MID CAP VALUE OPPORTUNITIES FUND

JANUARY 31, 2008

19

Notes to Financial Statements (concluded)

5. Short-Term Borrowings:

The Company, on behalf of the Fund, along with certain other funds man-
aged by the Manager and its affiliates, is party to a $500,000,000 credit agreement with a group of lenders. The Fund may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Fund may borrow up to the maximum amount allowable under the Fund’s current Prospectus and Statement of Additional
Information, subject to various other legal, regulatory or contractual limits.
On November 21, 2007, the credit agreement was renewed for one year under substantially the same terms. The Fund pays a commitment fee of
.06% per annum based on the Fund’s pro rata share of the unused portion of the credit agreement, which is included in miscellaneous expenses in the Statement of Operations. Amounts borrowed under the credit agree-
ment bear interest at a rate equal to, at the Fund’s election, the federal funds rate plus .35% or a base rate as defined in the credit agreement.
The Fund did not borrow under the credit agreement during the year ended
January 31, 2008.

6. Distribution to Shareholders: The tax character of distributions paid during the fiscal years ended January 31, 2008 and January 31, 2007 was as follows:

	1/31/2008	1/31/2007

Distributions paid from:
Ordinary income	$35,635,002	$35,097,673
Net long-term capital gains	39,022,513	30,712,163

Total taxable distributions	$74,657,515	$65,809,836

As of January 31, 2008, the components of accumulated losses on a tax basis were as follows:

Undistributed ordinary income — net		$ 2,649,085
Undistributed long-term capital gains — net		145,954

Total undistributed earnings — net		2,795,039
Unrealized losses — net		(36,111,652)*

Total accumulated losses — net		$ (33,316,613)

*	The difference between book-basis and tax-basis net unrealized gains is attributable primarily to the tax deferral of losses on wash sales and the timing of income recognition on partnership interests.

20 BLACKROCK MID CAP VALUE OPPORTUNITIES FUND

JANUARY 31, 2008

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of BlackRock
Mid Cap Value Opportunities Fund of BlackRock Mid Cap
Value Opportunities Series, Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of BlackRock Mid Cap Value
Opportunities Fund of BlackRock Mid Cap Value Opportunities Series,
Inc. (the “Fund”) as of January 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the finan-
cial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the
Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assur-
ance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over finan-
cial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of express-
ing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by manage-
ment, as well as evaluating the overall financial statement presentation.
Our procedures included confirmation of securities owned as of January
31, 2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap
Value Opportunities Series, Inc. as of January 31, 2008, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in con-
formity with accounting principles generally accepted in the United
States of America.

Deloitte & Touche LLP Princeton, New Jersey March 25, 2008

BLACKROCK MID CAP VALUE OPPORTUNITIES FUND

JANUARY 31, 2008

21

Proxy Results

During the six-month period ended January 31, 2008, BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap Value Opportunities Series, Inc.’s shareholders voted on the following proposal, which was approved at a special shareholders’ meeting on September 7, 2007. This proposal was a part of the reorganization of the Fund’s Board of Directors that took effect on November 1, 2007. A description of the proposal and number of shares voted are as follows:

		Shares Voted	Shares Withheld
		For	From Voting

To elect the Fund’s Board of Directors:	James H. Bodurtha	18,223,929	447,161
	Bruce R. Bond	18,224,438	446,652
	Donald W. Burton	18,224,438	446,652
	Richard S. Davis	18,223,720	447,370
	Stuart E. Eizenstat	18,220,475	450,615
	Laurence D. Fink	18,223,736	447,354
	Kenneth A. Froot	18,224,422	446,668
	Henry Gabbay	18,224,422	446,668
	Robert M. Hernandez	18,223,929	447,161
	John F. O’Brien	18,224,007	447,083
	Roberta Cooper Ramo	18,223,991	447,099
	Jean Margo Reid	18,224,438	446,652
	David H. Walsh	18,223,991	447,099
	Fred G. Weiss	18,223,288	447,802
	Richard R. West	18,221,852	449,238

22 BLACKROCK MID CAP VALUE OPPORTUNITIES FUND

JANUARY 31, 2008

Important Tax Information

The following information is provided with respect to the ordinary income distributions paid by BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap Value Opportunities Series, Inc. during the fiscal year ended January 31, 2008:

	Record Date	July 18, 2007	December 13, 2007
	Payable Date	July 20, 2007	December 17, 2007

Qualified Dividend Income for Individuals		—	11.80%*
Dividends Qualifying for the Dividends Received Deduction for Corporations		8.83%*	11.41%*
Short-Term Capital Gains Dividends for Non-U.S. Residents		100%**	100%**

*	The Fund hereby designates the percentage indicated above or the maximum amount allowable by law.

**	Represents the portion of the taxable ordinary income dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.

Additionally, the Fund distributed long-term capital gains of $.332564 per share to shareholders of record on July 18, 2007 and $1.299626 per share to shareholders of record on December 13, 2007.

BLACKROCK MID CAP VALUE OPPORTUNITIES FUND

JANUARY 31, 2008

23

Officers and Directors

Number of
BlackRock-
	Position(s)	Length of		Advised Funds
Name, Address	Held with	Time Served		and Portfolios	Public
and Year of Birth	Fund	as a Director**	Principal Occupation(s) During Past 5 Years	Overseen	Directorships

Non-Interested Directors*

James H. Bodurtha	Director	Since	Director, The China Business Group, Inc. (consulting firm) since 1996	37 Funds	None
40 East 52nd Street		2002	and formerly Executive Vice President thereof from 1996 to 2003;	101 Portfolios
New York, NY 10022			Chairman of the Board, Berkshire Holding Corporation since 1980.
1944

Bruce R. Bond	Director	Since	Formerly Trustee and Member of the Governance Committee, State	37 Funds	None
40 East 52nd Street		2007	Street Research Mutual Funds from 1997 to 2005; Formerly Board	101 Portfolios
New York, NY 10022			Member of Governance, Audit and Finance Committee, Avaya Inc.
1946			(computer equipment) from 2003 to 2007.

Donald W. Burton	Director	Since	Managing General Partner, The Burton Partnership, LP (an investment	37 Funds	Knology, Inc. (tele-
40 East 52nd Street		2007	partnership) since 1979; Managing General Partner, The South Atlantic	101 Portfolios	communications)
New York, NY 10022			Venture Funds since 1983; Member of the Investment Advisory Council		Capital Southwest
1944			of the Florida State Board of Administration from 2001 to 2007.		(financial)

Honorable	Director	Since	Partner and Head of International Practice, Covington and Burling	37 Funds	UPS Corporation
Stuart E. Eizenstat		2007	(law firm) since 2001; International Advisory Board Member, The Coca	101 Portfolios	(delivery service)
40 East 52nd Street			Cola Company since 2002; Advisory Board Member BT Americas
New York, NY 10022			(telecommunications) since 2004; Member of the Board of Directors,
1943			Chicago Climate Exchange (environmental) since 2006; Member of the
International Advisory Board GML (energy) since 2003.

Kenneth A. Froot	Director	Since	Professor, Harvard University since 1992.	37 Funds	None
40 East 52nd Street		2005		101 Portfolios
New York, NY 10022
1957

Robert M. Hernandez	Director, Chair	Since	Formerly Director, Vice Chairman and Chief Financial Officer of USX	37 Funds	ACE Limited
40 East 52nd Street	of the Board of	2007	Corporation (energy and steel business) from 1991 to 2001.	101 Portfolios	(insurance company);
New York, NY 10022	Directors, and				Eastman Chemical
1944	Member				Company (chemical);
	of the Audit				RTI International
	Committee				Metals, Inc. (metals);
TYCO Electronics
(electronics)

John F. O’Brien	Director	Since	Trustee, Woods Hole Oceanographic Institute since 2003; Formerly	37 Funds	Cabot Corporation
40 East 52nd Street		2007	Director, Allmerica Financial Corporation from 1995 to 2003; Formerly	101 Portfolios	(chemicals); LKQ
New York, NY 10022			Director, ABIOMED from 1989 to 2006; Formerly Director, Ameresco,		Corporation (auto
1943			Inc. (energy solutions company) from 2006 to 2007.		parts manufacturing);
TJX Companies, Inc.
(retailer)

Roberta Cooper Ramo	Director	Since	Shareholder, Modrall, Sperling, Roehl, Harris & Sisk, .A. (law firm)	37 Funds	None
40 East 52nd Street		2002	since 1993; Chairman of the Board, Cooper’s Inc., (retail) since 2000;	101 Portfolios
New York, NY 10022			Director of ECMC Group (service provider to students, schools and
1942			lenders) since 2001; President Elect, The American Law Institute,
(non-profit), 2007; Formerly President, American Bar Association from
1995 to 1996.

Jean Margo Reid	Director	Since	Self-employed consultant since 2001; Director and Secretary, SCB,	37 Funds	None
40 East 52nd Street		2007	Inc. (holding company) since 1998; Director and Secretary, SCB	101 Portfolios
New York, NY 10022			Partners, Inc. (holding company) since 2000; Director, Covenant
1945			House (non-profit) from 2001 to 2004.

24 BLACKROCK MID CAP VALUE OPPORTUNITIES FUND

JANUARY 31, 2008

Officers and Directors (continued)

Number of
BlackRock-
	Position(s)	Length of		Advised Funds
Name, Address	Held with	Time Served		and Portfolios	Public
and Year of Birth	Fund	as a Director**	Principal Occupation(s) During Past 5 Years	Overseen	Directorships

Non-Interested Directors* (concluded)

David H. Walsh	Director	Since	Director, National Museum of Wildlife Art since 2007; Director,	37 Funds	None
40 East 52nd Street		2007	Ruckleshaus Institute and Haub School of Natural Resources at the	101 Portfolios
New York, NY 10022			University of Wyoming since 2006; Director, The American Museum
1941			of Fly Fishing since 1997; Formerly Consultant with Putnam Investments from 1993 to 2003; Formerly Director, The National Audubon Society
from 1998 to 2005.

Fred G. Weiss	Director and Vice	Since	Managing Director, FGW Associates (consulting and investment	37 Funds	Watson
40 East 52nd Street	Chair of the	2007	company) since 1997; Director, Michael J. Fox Foundation for	101 Portfolios	Pharmaceutical Inc.
New York, NY 10022	Board of Directors		Parkinson’s Research since 2000; Formerly Director of BTG
1941	and Chair of the		International Plc (a global technology commercialization company)
	Audit Committee		from 2001 to 2007.

Richard R. West	Director	Since	Dean Emeritus, New York University’s Leonard N. Stern School of	37 Funds	Bowne & Co., Inc.
40 East 52nd Street	and Member	2007	Business Administration since 1995.	101 Portfolios	(financial printers);
New York, NY 10022	of the Audit				Vornado Realty Trust
1938	Committee				(real estate
company);
Alexander’s Inc.
(real estate
company)

* Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

** Following the combination of Merrill Lynch Investment Managers, L. . (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the various legacy MLIM and legacy BlackRock Fund boards were realigned and consolidated into three new Fund boards in 2007. As a result, although the chart shows certain directors as joining the Fund’s board in 2007, those directors first became a member of the board of directors of other legacy MLIM or legacy BlackRock Funds as follows: James H. Bodurtha since 1995; Bruce R. Bond since 2005; Donald W. Burton since 2002; Stuart E.Eizenstat since 2001; Kenneth A. Froot since 2005; Robert M. Hernandez since 1996; John F. O’Brien since 2004; Roberta Cooper Ramo since 2000; Jean Margo Reid since 2004; David H. Walsh since 2003; Fred G. Weiss since 1998 and Richard R. West since 1978.

BLACKROCK MID CAP VALUE OPPORTUNITIES FUND

JANUARY 31, 2008

25

Officers and Directors (continued)

Number of
BlackRock-
	Position(s)	Length of		Advised Funds
Name, Address	Held with	Time Served		and Portfolios	Public
and Year of Birth	Fund	as a Director	Principal Occupation(s) During Past 5 Years	Overseen	Directorships

Interested Directors*

Richard S. Davis	Director	Since	Managing Director, BlackRock, Inc. since 2005; Formerly Chief	185 Funds	None
40 East 52nd Street		2007	Executive Officer, State Street Research & Management Company	292 Portfolios
New York, NY 10022			from 2000 to 2005; Formerly Chairman of the Board of Trustees,
1945			State Street Research Mutual Funds from 2000 to 2005; Formerly
Chairman, SSR Realty from 2000 to 2004.

Laurence D. Fink	Director	Since	Chairman and Chief Executive Officer of BlackRock, Inc. since its	37 Funds	None
40 East 52nd Street		2007	formation in 1998 and of BlackRock, Inc.’s predecessor entities since	101 Portfolios
New York, NY 10022			1988 and Chairman of the Executive and Management Committees;
1952			Formerly Managing Director, The First Boston Corporation, Member of
its Management Committee, Co-head of its Taxable Fixed Income
Division and Head of its Mortgage and Real Estate Products Group;
Chairman of the Board of several of BlackRock’s alternative investment vehicles; Director of several of BlackRock’s offshore funds; Member of the Board of Trustees of New York University, Chair of the Financial Affairs
Committee and a member of the Executive Committee, the Ad Hoc
Committee on Board Governance, and the Committee on Trustees; Co-
Chairman of the NYU Hospitals Center Board of Trustees, Chairman of
the Development/Trustee Stewardship Committee and Chairman of the
Finance Committee; Trustee, The Boys’ Club of New York.

Henry Gabbay	Director	Since	Consultant, BlackRock, Inc. since 2007; Formerly Managing Director,	184 Funds	None
40 East 52nd Street		2007	BlackRock, Inc. from 1989 to 2007; Formerly Chief Administrative	291 Portfolios
New York, NY 10022			Officer, BlackRock Advisors, LLC from 1998 to 2007; Formerly President
1947			of BlackRock Funds and BlackRock Bond Allocation Target Shares from
2005 to 2007 and Treasurer of certain closed-end funds in the
BlackRock fund complex from 1989 to 2006.

*	Messrs. Davis, Fink and Gabbay are all “interested persons,” as defined in the Investment Company Act of 1940, of the Fund based on their positions with BlackRock, Inc. and its affiliates. Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

26 BLACKROCK MID CAP VALUE OPPORTUNITIES FUND

JANUARY 31, 2008

Officers and Directors (concluded)

	Position(s)	Length of
Name, Address	Held with	Time Served
and Year of Birth	Fund	as a Director	Principal Occupation(s) During Past 5 Years

Fund Officers*

Donald C. Burke	Fund	Since	Managing Director of BlackRock, Inc. since 2006; Formerly Managing Director of Merrill Lynch Investment
40 East 52nd Street	President	2007	Managers, L (“MLIM”) and Fund Asset Management, L (“FAM”) in 2006; First Vice President thereof from
New York, NY 10022	and Chief		1997 to 2005; Treasurer thereof from 1999 to 2006 and Vice President thereof from 1990 to 1997.
1960	Executive
Officer

Anne F. Ackerley	Vice	Since	Managing Director of BlackRock, Inc. since 2000 and First Vice President and Chief Operating Officer of Mergers
40 East 52nd Street	President	2007	and Acquisitions Group from 1997 to 2000; First Vice President and Chief Operating Officer of Public Finance
New York, NY 10022			Group thereof from 1995 to 1997; First Vice President of Emerging Markets Fixed Income Research of Merrill
1962			Lynch & Co., Inc. from 1994 to 1995.

Neal J. Andrews	Chief	Since	Managing Director of BlackRock, Inc. since 2006; Formerly Senior Vice President and Line of Business Head of
40 East 52nd Street	Financial	2007	Fund Accounting and Administration at PFPC Inc. from 1992 to 2006.
New York, NY 10022	Officer
1966

Jay M. Fife	Treasurer	Since	Managing Director of BlackRock, Inc. since 2007 and Director in 2006; Formerly Assistant Treasurer of the
40 East 52nd Street		2007	MLIM/FAM advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.
New York, NY 10022
1970

Brian . Kindelan	Chief	Since	Chief Compliance Officer of the Funds since 2007; Managing Director and Senior Counsel thereof since 2005;
40 East 52nd Street	Compliance	2007	Director and Senior Counsel of BlackRock Advisors, Inc. from 2001 to 2004 and Vice President and Senior
New York, NY 10022	Officer		Counsel thereof from 1998 to 2000; Senior Counsel of The PNC Bank Corp. from 1995 to 1998.
1959

Howard Surloff	Secretary	Since	Managing Director of BlackRock, Inc. and General Counsel of U.S. Funds at BlackRock, Inc. since 2006; Formerly
40 East 52nd Street		2007	General Counsel (U.S.) of Goldman Sachs Asset Management, L from 1993 to 2006.
New York, NY 10022
1965

* Officers of the Fund serve at the pleasure of the Board of Directors.

Further information about the Fund’s Officers and Directors is available in the Fund’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.

Custodian		Transfer Agent	Accounting Agent	Independent Registered Public	Legal Counsel
The Bank of New York Mellon		PFPC Inc.	State Street Bank and	Accounting Firm	Willkie Farr &
New York, NY 10286		Wilmington, DE 19809	Trust Company	Deloitte & Touche LLP	Gallagher LLP
			Princeton, NJ 08540	Princeton, NJ 08540	New York, NY 10019

BLACKROCK MID CAP VALUE OPPORTUNITIES FUND

JANUARY 31, 2008

27

BlackRock Fund Information

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their nonpublic personal information. The following infor-
mation is provided to help you understand what personal information
BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on appli-
cations, forms or other documents; (ii) information about your trans-
actions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to nonaffiliated third parties any non-
public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including proce-
dures relating to the proper storage and disposal of such information.

Availability of Additional Information

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisers, Banks or
Brokerages:

Please contact your financial advisor. Please note that not all investment advisers, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1) Access the BlackRock website at
http://www.blackrock.com/edelivery

2) Click on the applicable link and follow the steps to sign up

3) Log into your account

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.

28 BLACKROCK MID CAP VALUE OPPORTUNITIES FUND

JANUARY 31, 2008

Availability of Additional Information (concluded)

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available
(1) without charge, upon request, by calling toll-free (800) 441-7762;
(2) at www.blackrock.com; and (3) on the Securities and Exchange
Commission’s (the “SEC”) website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund votes proxies relating to securities held in the Fund’s portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at
www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s
Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference
Room may be obtained by calling (800) SEC-0330. The Fund’s Forms
N-Q may also be obtained upon request and without charge by calling
(800) 441-7762.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM – 6:00 PM EST to get infor-
mation about your account balances, recent transactions and share prices. You can also reach us on the web at www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional,
Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BLACKROCK MID CAP VALUE OPPORTUNITIES FUND

JANUARY 31, 2008

29

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock All-Cap Global Resources Portfolio	BlackRock Global Opportunities Portfolio	BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Asset Allocation Portfolio†	BlackRock Global Resources Portfolio	BlackRock Mid-Cap Value Equity Portfolio
BlackRock Aurora Portfolio	BlackRock Global Science & Technology	BlackRock Mid Cap Value Opportunities Fund
BlackRock Balanced Capital Fund†	Opportunities Portfolio	BlackRock Natural Resources Trust
BlackRock Basic Value Fund	BlackRock Global SmallCap Fund	BlackRock Pacific Fund
BlackRock Capital Appreciation Portfolio	BlackRock Healthcare Fund	BlackRock Small Cap Core Equity Portfolio
BlackRock Developing Capital Markets Fund	BlackRock Health Sciences Opportunities Portfolio*	BlackRock Small Cap Growth Equity Portfolio
BlackRock Equity Dividend Fund	BlackRock Index Equity Portfolio*	BlackRock Small Cap Growth Fund II
BlackRock EuroFund	BlackRock International Fund	BlackRock Small Cap Index Fund
BlackRock Focus Growth Fund	BlackRock International Index Fund	BlackRock Small Cap Value Equity Portfolio*
BlackRock Focus Value Fund	BlackRock International Opportunities Portfolio	BlackRock Small/Mid-Cap Growth Portfolio
BlackRock Fundamental Growth Fund	BlackRock International Value Fund	BlackRock S&P 500 Index Fund
BlackRock Global Allocation Fund†	BlackRock Large Cap Core Fund	BlackRock Technology Fund
BlackRock Global Dynamic Equity Fund	BlackRock Large Cap Growth Fund	BlackRock U.S. Opportunities Portfolio
BlackRock Global Financial Services Fund	BlackRock Large Cap Value Fund	BlackRock Utilities and Telecommunications Fund
BlackRock Global Growth Fund	BlackRock Latin America Fund	BlackRock Value Opportunities Fund

Fixed Income Funds

BlackRock Commodity Strategies Fund	BlackRock Income Builder Portfolio	BlackRock Low Duration Bond Portfolio
BlackRock Emerging Market Debt Portfolio	BlackRock Inflation Protected Bond Portfolio	BlackRock Managed Income Portfolio
BlackRock Enhanced Income Portfolio	BlackRock Intermediate Bond Portfolio II	BlackRock Short-Term Bond Fund
BlackRock GNMA Portfolio	BlackRock Intermediate Government	BlackRock Strategic Income Portfolio
BlackRock Government Income Portfolio	Bond Portfolio	BlackRock Total Return Fund
BlackRock High Income Fund	BlackRock International Bond Portfolio	BlackRock Total Return Portfolio II
BlackRock High Yield Bond Portfolio	BlackRock Long Duration Fund Portfolio	BlackRock World Income Fund
BlackRock Income Portfolio

Municipal Bond Funds

BlackRock AMT-Free Municipal Bond Portfolio	BlackRock Intermediate Municipal Fund	BlackRock New York Municipal Bond Fund
BlackRock California Insured Municipal Bond Fund	BlackRock Kentucky Municipal Bond Portfolio	BlackRock Ohio Municipal Bond Portfolio
BlackRock Delaware Municipal Bond Portfolio	BlackRock Municipal Insured Fund	BlackRock Pennsylvania Municipal Bond Fund
BlackRock Florida Municipal Bond Fund	BlackRock National Municipal Fund	BlackRock Short-Term Municipal Fund
BlackRock High Yield Municipal Fund	BlackRock New Jersey Municipal Bond Fund

Target Risk & Target Date Funds

BlackRock Prepared Portfolios	BlackRock Lifecycle Prepared Portfolios
Conservative Prepared Portfolio	Prepared Portfolio 2010	Prepared Portfolio 2030
Moderate Prepared Portfolio	Prepared Portfolio 2015	Prepared Portfolio 2035
Growth Prepared Portfolio	Prepared Portfolio 2020	Prepared Portfolio 2040
Aggressive Growth Prepared Portfolio	Prepared Portfolio 2025	Prepared Portfolio 2045
Prepared Portfolio 2050
* See the prospectus for information on specific limitations on investments in the fund.
† Mixed asset fund.

BlackRock mutual funds are distributed by BlackRock Distributors, Inc. and certain funds are also distributed by FAM Distributors, Inc. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 882-0052 or from your financial advisor. The prospectus should be read carefully before investing.

30 BLACKROCK MID CAP VALUE OPPORTUNITIES FUND

JANUARY 31, 2008

#MIDCAPVAL-1/08

Item 2 – Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 – Audit Committee Financial Expert – The registrant's board of directors or trustees, as applicable (the “board of directors”) has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:
Joe Grills (not reappointed to the Audit Committee, effective November 1, 2007)
Robert M. Hernandez (term began, effective November 1, 2007)
Robert S. Salomon, Jr. (term ended, effective November 1, 2007)
Fred G. Weiss (term began, effective November 1, 2007)
Richard R. West (term began, effective November 1, 2007)

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 – Principal Accountant Fees and Services

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]

	Current	Previous	Current	Previous	Current	Previous	Current	Previous
	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year
Entity Name	End	End	End	End	End	End	End	End

BlackRock Mid Cap
Value Opportunities
Fund of BlackRock	$28,000	$29,000	$0	$0	$6,100	$6,100	$1,049	$0
Mid Cap Value
Opportunities Series,
Inc.

1 The nature of the services include assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.

2 The nature of the services include tax compliance, tax advice and tax planning.

3 The nature of the services include a review of compliance procedures and attestation thereto.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:
The registrant’s audit committee (the “Committee”) has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-
approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant’s affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC’s auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the

Committee without consideration on a specific case-by-case basis (“general pre-approval”).
The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operation or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 for all of the registrants the
Committee oversees. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.
Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-
approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to one or more of its members the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) Affiliates’ Aggregate Non-Audit Fees:

	Current Fiscal Year	Previous Fiscal Year
Entity Name	End	End

BlackRock Mid Cap Value
Opportunities Fund of	$294,649	$3,057,433
BlackRock Mid Cap Value
Opportunities Series, Inc.

(h) The registrant’s audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any non-affiliated sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by the registrant’s investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Regulation S-X Rule 2-01(c)(7)(ii) – $287,500, 0%

Item 5 – Audit Committee of Listed Registrants – Not Applicable

Item 6 – Schedule of Investments – The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies – Not Applicable

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and
Governance Committee will consider nominees to the Board recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 – Controls and Procedures

11(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto 12(a)(1) – Code of Ethics – See Item 2 12(a)(2) – Certifications – Attached hereto 12(a)(3) – Not Applicable 12(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap Value Opportunities
Series, Inc.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap Value
Opportunities Series, Inc.

Date: March 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap Value
Opportunities Series, Inc.

Date: March 24, 2008

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap Value
Opportunities Series, Inc.

Date: March 24, 2008